UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3587

Fidelity Financial Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Equity Dividend Income Fund

August 31, 2018

EII-QTLY-1018
1.805774.114

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.5%
Automobiles - 0.3%
Subaru Corp.	588,700	$17,490
Hotels, Restaurants & Leisure - 1.0%
Six Flags Entertainment Corp. (a)	208,300	14,071
Wyndham Destinations, Inc.	388,500	17,172
Wyndham Hotels & Resorts, Inc.	388,500	22,047
		53,290
Media - 6.8%
Cinemark Holdings, Inc.	1,431,600	53,427
Comcast Corp. Class A	2,524,000	93,363
Informa PLC	3,331,801	32,932
Interpublic Group of Companies, Inc.	1,685,300	39,352
Omnicom Group, Inc.	882,600	61,182
The Walt Disney Co.	769,400	86,188
		366,444
Specialty Retail - 0.4%
Lowe's Companies, Inc.	226,400	24,621

TOTAL CONSUMER DISCRETIONARY		461,845

CONSUMER STAPLES - 9.1%
Beverages - 0.9%
Molson Coors Brewing Co. Class B	743,900	49,648
Food Products - 1.9%
General Mills, Inc.	555,650	25,565
Kellogg Co.	227,800	16,354
The J.M. Smucker Co.	596,700	61,687
		103,606
Household Products - 1.5%
Clorox Co.	224,000	32,476
Reckitt Benckiser Group PLC	366,600	31,228
Spectrum Brands Holdings, Inc.	198,300	17,222
		80,926
Personal Products - 0.8%
Unilever NV (NY Reg.)	749,600	43,087
Tobacco - 4.0%
Altria Group, Inc.	1,178,600	68,972
British American Tobacco PLC sponsored ADR	2,586,500	125,135
Imperial Tobacco Group PLC	617,337	21,962
		216,069

TOTAL CONSUMER STAPLES		493,336

ENERGY - 8.2%
Energy Equipment & Services - 0.5%
Baker Hughes, a GE Co. Class A	866,000	28,552
Oil, Gas & Consumable Fuels - 7.7%
BP PLC sponsored ADR	818,800	35,110
Chevron Corp.	1,079,070	127,827
Enterprise Products Partners LP	2,386,100	68,242
Suncor Energy, Inc.	2,168,500	89,266
Targa Resources Corp.	200,200	11,025
The Williams Companies, Inc.	2,901,200	85,847
		417,317

TOTAL ENERGY		445,869

FINANCIALS - 21.8%
Banks - 10.3%
Bank of America Corp.	3,773,000	116,699
Bank of the Ozarks, Inc.	953,700	38,587
First Hawaiian, Inc.	564,400	16,362
Huntington Bancshares, Inc.	1,759,100	28,515
JPMorgan Chase & Co.	853,922	97,842
PNC Financial Services Group, Inc.	134,600	19,320
Wells Fargo & Co.	4,123,608	241,149
		558,474
Capital Markets - 4.1%
Apollo Global Management LLC Class A	1,558,800	53,825
KKR & Co. LP	240,300	6,267
Lazard Ltd. Class A	329,600	15,867
Northern Trust Corp.	317,700	34,140
OM Asset Management Ltd.	423,500	5,374
State Street Corp.	701,200	60,941
The Blackstone Group LP	1,221,400	45,082
		221,496
Consumer Finance - 2.5%
Capital One Financial Corp.	709,000	70,255
Discover Financial Services	580,300	45,333
Synchrony Financial	648,500	20,538
		136,126
Insurance - 4.9%
Chubb Ltd.	1,052,779	142,378
First American Financial Corp.	309,500	17,598
FNF Group	806,700	32,349
The Travelers Companies, Inc.	564,800	74,328
		266,653

TOTAL FINANCIALS		1,182,749

HEALTH CARE - 14.0%
Biotechnology - 2.8%
Amgen, Inc.	744,800	148,818
Health Care Equipment & Supplies - 0.5%
Becton, Dickinson & Co.	103,000	26,973
Health Care Providers & Services - 3.9%
AmerisourceBergen Corp.	297,700	26,784
CVS Health Corp.	1,046,100	78,709
McKesson Corp.	417,500	53,753
UnitedHealth Group, Inc.	197,500	53,021
		212,267
Pharmaceuticals - 6.8%
GlaxoSmithKline PLC	3,053,775	61,848
Johnson & Johnson	1,434,966	193,276
Roche Holding AG (participation certificate)	222,547	55,181
Sanofi SA sponsored ADR	1,419,900	60,843
		371,148

TOTAL HEALTH CARE		759,206

INDUSTRIALS - 9.3%
Aerospace & Defense - 4.5%
General Dynamics Corp.	355,100	68,676
United Technologies Corp.	1,325,430	174,559
		243,235
Commercial Services & Supplies - 0.0%
KAR Auction Services, Inc.	42,058	2,637
Electrical Equipment - 1.2%
Eaton Corp. PLC	773,900	64,342
Industrial Conglomerates - 1.1%
General Electric Co.	4,539,997	58,748
Machinery - 2.2%
Allison Transmission Holdings, Inc.	285,900	14,198
Cummins, Inc.	157,300	22,305
Deere & Co.	135,600	19,499
Snap-On, Inc.	187,600	33,164
Stanley Black & Decker, Inc.	211,300	29,694
		118,860
Professional Services - 0.3%
Nielsen Holdings PLC	691,800	17,987

TOTAL INDUSTRIALS		505,809

INFORMATION TECHNOLOGY - 9.8%
Communications Equipment - 3.0%
Cisco Systems, Inc.	3,385,700	161,735
Electronic Equipment & Components - 0.8%
TE Connectivity Ltd.	467,200	42,833
IT Services - 2.0%
Amdocs Ltd.	850,200	55,501
Capgemini SA	250,300	32,177
Leidos Holdings, Inc.	288,500	20,417
		108,095
Semiconductors & Semiconductor Equipment - 1.2%
Qualcomm, Inc.	983,851	67,600
Software - 1.5%
Micro Focus International PLC	1,017,100	17,267
Microsoft Corp.	575,826	64,683
		81,950
Technology Hardware, Storage & Peripherals - 1.3%
Apple, Inc.	307,900	70,087

TOTAL INFORMATION TECHNOLOGY		532,300

MATERIALS - 4.8%
Chemicals - 2.0%
DowDuPont, Inc.	1,403,598	98,434
Olin Corp.	360,400	11,075
		109,509
Containers & Packaging - 2.8%
Graphic Packaging Holding Co.	3,472,200	49,375
Silgan Holdings, Inc.	1,167,500	31,814
WestRock Co.	1,283,231	70,680
		151,869

TOTAL MATERIALS		261,378

REAL ESTATE - 3.1%
Equity Real Estate Investment Trusts (REITs) - 3.1%
Brandywine Realty Trust (SBI)	2,007,700	33,649
National Retail Properties, Inc.	295,700	13,629
Omega Healthcare Investors, Inc.	536,900	17,745
Outfront Media, Inc.	567,600	11,278
Public Storage	54,700	11,628
SL Green Realty Corp.	252,400	26,351
VEREIT, Inc.	4,480,400	35,037
WP Carey, Inc.	255,400	17,005
		166,322
TELECOMMUNICATION SERVICES - 5.3%
Diversified Telecommunication Services - 5.3%
AT&T, Inc.	883,180	28,209
Verizon Communications, Inc.	4,716,600	256,437
		284,646
UTILITIES - 3.8%
Electric Utilities - 3.8%
Duke Energy Corp.	587,700	47,745
Exelon Corp.	1,948,300	85,160
PPL Corp.	1,531,600	45,550
Xcel Energy, Inc.	606,000	29,118
		207,573
TOTAL COMMON STOCKS
(Cost $4,515,373)		5,301,033

Money Market Funds - 2.1%
Fidelity Cash Central Fund, 1.97% (b)	109,235,205	109,257
Fidelity Securities Lending Cash Central Fund 1.98% (b)(c)	2,175,833	2,176
TOTAL MONEY MARKET FUNDS
(Cost $111,433)		111,433
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $4,626,806)		5,412,466
NET OTHER ASSETS (LIABILITIES) - 0.2%		11,922
NET ASSETS - 100%		$5,424,388

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$815
Fidelity Securities Lending Cash Central Fund	131
Total	$946

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$461,845	$461,845	$--	$--
Consumer Staples	493,336	462,108	31,228	--
Energy	445,869	445,869	--	--
Financials	1,182,749	1,182,749	--	--
Health Care	759,206	642,177	117,029	--
Industrials	505,809	505,809	--	--
Information Technology	532,300	515,033	17,267	--
Materials	261,378	261,378	--	--
Real Estate	166,322	166,322	--	--
Telecommunication Services	284,646	284,646	--	--
Utilities	207,573	207,573	--	--
Money Market Funds	111,433	111,433	--	--
Total Investments in Securities:	$5,412,466	$5,246,942	$165,524	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Convertible Securities Fund

August 31, 2018

CVS-QTLY-1018
1.805819.114

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Convertible Bonds - 62.7%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 10.2%
Automobiles - 0.3%
Tesla, Inc. 2.375% 3/15/22	$3,255	$3,613
Hotels, Restaurants & Leisure - 0.9%
Caesars Entertainment Corp. 5% 10/1/24	7,860	12,817
Internet & Direct Marketing Retail - 1.9%
Liberty Expedia Holdings, Inc. 1% 6/30/47 (a)	7,030	7,051
The Booking Holdings, Inc.:
0.35% 6/15/20	7,580	11,275
0.9% 9/15/21	8,235	9,595
		27,921
Media - 7.1%
DISH Network Corp. 3.375% 8/15/26	22,798	21,444
Gannett Co., Inc. 4.75% 4/15/24 (a)	1,700	1,786
GCI Liberty, Inc. 1.75% 9/30/46 (a)	8,050	8,413
Liberty Media Corp.:
1% 1/30/23	10,820	12,647
1.375% 10/15/23	26,978	34,192
2.125% 3/31/48 (a)	4,930	5,008
Live Nation Entertainment, Inc.:
2.5% 5/15/19	9,070	13,164
2.5% 3/15/23 (a)	4,750	4,919
		101,573

TOTAL CONSUMER DISCRETIONARY		145,924

CONSUMER STAPLES - 0.2%
Tobacco - 0.2%
Vector Group Ltd. 2.5% 1/15/19 (b)	2,670	2,951
ENERGY - 4.2%
Energy Equipment & Services - 1.1%
Ensco Jersey Finance Ltd. 3% 1/31/24	13,650	12,507
Oil States International, Inc. 1.5% 2/15/23 (a)	2,100	2,241
Vantage Drilling Co. 5.5% 7/15/43 (a)(c)(d)	20,000	600
		15,348
Oil, Gas & Consumable Fuels - 3.1%
Chesapeake Energy Corp. 5.5% 9/15/26	10,532	10,194
Oasis Petroleum, Inc. 2.625% 9/15/23	3,650	4,798
Scorpio Tankers, Inc.:
2.375% 7/1/19 (a)	2,910	2,799
3% 5/15/22	20,697	17,675
Ship Finance International Ltd. 4.875% 5/1/23	3,600	3,614
SM Energy Co. 1.5% 7/1/21	4,150	4,413
Teekay Corp. 5% 1/15/23 (a)	2,180	1,976
		45,469

TOTAL ENERGY		60,817

FINANCIALS - 1.2%
Banks - 0.1%
Hope Bancorp, Inc. 2% 5/15/38 (a)	1,800	1,737
Diversified Financial Services - 0.7%
IAC Financeco, Inc. 0.875% 10/1/22 (a)	6,760	9,325
Insurance - 0.3%
AXA SA 7.25% 5/15/21 (a)	3,600	4,054
Thrifts & Mortgage Finance - 0.1%
Lendingtree, Inc. 0.625% 6/1/22	1,100	1,489

TOTAL FINANCIALS		16,605

HEALTH CARE - 8.7%
Biotechnology - 3.8%
Acorda Therapeutics, Inc. 1.75% 6/15/21	3,800	3,696
Alder Biopharmaceuticals, Inc. 2.5% 2/1/25	2,500	2,820
Amicus Therapeutics, Inc. 3% 12/15/23 (a)	920	2,135
BioMarin Pharmaceutical, Inc.:
0.599% 8/1/24	4,790	5,081
1.5% 10/15/20	5,305	6,454
Clovis Oncology, Inc. 2.5% 9/15/21	2,929	2,884
Exact Sciences Corp. 1% 1/15/25	4,250	5,057
Flexion Therapeutics, Inc. 3.375% 5/1/24	3,080	3,459
Ironwood Pharmaceuticals, Inc. 2.25% 6/15/22	1,350	1,816
Ligand Pharmaceuticals, Inc. 0.75% 5/15/23 (a)	5,450	6,406
Neurocrine Biosciences, Inc. 2.25% 5/15/24	3,540	6,072
Novavax, Inc. 3.75% 2/1/23	1,700	1,022
Sarepta Therapeutics, Inc. 1.5% 11/15/24 (a)	3,200	6,458
TESARO, Inc. 3% 10/1/21	1,300	1,532
		54,892
Health Care Equipment & Supplies - 1.1%
DexCom, Inc. 0.75% 5/15/22	5,260	8,102
Insulet Corp. 1.375% 11/15/24 (a)	3,440	4,329
NuVasive, Inc. 2.25% 3/15/21	2,600	3,257
		15,688
Health Care Providers & Services - 0.5%
WellPoint, Inc. 2.75% 10/15/42	1,875	6,805
Health Care Technology - 0.2%
Teladoc Health, Inc. 1.375% 5/15/25 (a)	1,900	2,993
Life Sciences Tools & Services - 1.0%
Accelerate Diagnostics, Inc. 2.5% 3/15/23 (a)	1,600	1,577
Illumina, Inc.:
0% 8/15/23 (a)	2,962	3,289
0.5% 6/15/21	6,680	9,819
		14,685
Pharmaceuticals - 2.1%
ANI Pharmaceuticals, Inc. 3% 12/1/19	4,970	5,321
Dermira, Inc. 3% 5/15/22	4,220	3,469
Isis Pharmaceuticals, Inc. 1% 11/15/21 (a)	5,000	5,056
Jazz Investments I Ltd.:
1.5% 8/15/24	3,600	3,711
1.875% 8/15/21	6,790	7,276
Supernus Pharmaceuticals, Inc. 0.625% 4/1/23 (a)	2,380	2,471
Theravance Biopharma, Inc. 3.25% 11/1/23	2,550	2,823
		30,127

TOTAL HEALTH CARE		125,190

INDUSTRIALS - 2.8%
Aerospace & Defense - 0.2%
Aerojet Rocketdyne Holdings, Inc. 2.25% 12/15/23	2,240	3,277
Building Products - 0.2%
Patrick Industries, Inc. 1% 2/1/23 (a)	2,250	2,196
Construction & Engineering - 0.4%
Dycom Industries, Inc. 0.75% 9/15/21	5,800	6,415
Electrical Equipment - 0.9%
SolarCity Corp. 1.625% 11/1/19	14,201	12,971
Machinery - 0.8%
Chart Industries, Inc. 1% 11/15/24 (a)	2,850	3,958
Greenbrier Companies, Inc. 2.875% 2/1/24	3,320	3,905
Meritor, Inc. 3.25% 10/15/37 (a)	1,360	1,343
Navistar International Corp. New 4.75% 4/15/19	2,080	2,157
		11,363
Professional Services - 0.2%
FTI Consulting, Inc. 2% 8/15/23 (a)	2,400	2,394
Trading Companies & Distributors - 0.1%
Kaman Corp. 3.25% 5/1/24	1,900	2,195

TOTAL INDUSTRIALS		40,811

INFORMATION TECHNOLOGY - 29.9%
Communications Equipment - 2.2%
CalAmp Corp. 2% 8/1/25 (a)	1,500	1,495
InterDigital, Inc. 1.5% 3/1/20	5,600	6,781
Liberty Interactive LLC 1.75% 9/30/46 (a)	7,720	8,522
Lumentum Holdings, Inc. 0.25% 3/15/24	2,000	2,619
Palo Alto Networks, Inc. 0.75% 7/1/23 (a)	11,675	12,276
		31,693
Internet Software & Services - 10.5%
Akamai Technologies, Inc.:
0% 2/15/19	3,557	3,539
0.125% 5/1/25 (a)	6,300	6,309
Carbonite, Inc. 2.5% 4/1/22	3,180	5,394
Coupa Software, Inc. 0.375% 1/15/23 (a)	4,270	7,184
Etsy, Inc. 0% 3/1/23 (a)	2,200	3,209
Gogo, Inc. 3.75% 3/1/20	2,300	2,061
j2 Global, Inc. 3.25% 6/15/29	2,000	2,596
MercadoLibre, Inc. 2% 8/15/28 (a)	8,275	8,258
MongoDB, Inc. 0.75% 6/15/24 (a)	1,500	1,809
New Relic, Inc. 0.5% 5/1/23 (a)	2,600	2,906
Nutanix, Inc. 0% 1/15/23 (a)	3,500	4,592
Okta, Inc. 0.25% 2/15/23 (a)	4,220	5,929
Pandora Media, Inc.:
1.75% 12/1/20	3,189	3,157
1.75% 12/1/23	12,098	14,044
Quotient Technology, Inc. 1.75% 12/1/22 (a)	2,720	2,967
Twilio, Inc. 0.25% 6/1/23 (a)	2,600	3,354
Twitter, Inc.:
0.25% 9/15/19	23,500	22,674
0.25% 6/15/24 (a)	27,895	26,566
1% 9/15/21	3,876	3,634
Wix.com Ltd. 0% 7/1/23 (a)	3,700	3,772
Yahoo!, Inc. 0% 12/1/18	13,590	17,647
		151,601
IT Services - 1.3%
Square, Inc.:
0.375% 3/1/22	3,355	12,931
0.5% 5/15/23 (a)	4,350	5,709
		18,640
Semiconductors & Semiconductor Equipment - 8.0%
Advanced Micro Devices, Inc. 2.125% 9/1/26	3,355	10,720
Cree, Inc. 0.875% 9/1/23 (a)	1,400	1,437
Cypress Semiconductor Corp.:
2% 2/1/23 (a)	660	706
4.5% 1/15/22	3,510	4,918
Intel Corp. 3.25% 8/1/39	9,339	21,917
Microchip Technology, Inc.:
1.625% 2/15/25	7,727	12,776
1.625% 2/15/27	23,204	26,344
Micron Technology, Inc. 3% 11/15/43	10,063	18,069
NXP Semiconductors NV 1% 12/1/19	5,820	6,277
ON Semiconductor Corp. 1.625% 10/15/23	6,056	7,428
Rambus, Inc. 1.375% 2/1/23 (a)	1,580	1,483
Synaptics, Inc. 0.5% 6/15/22	2,300	2,254
		114,329
Software - 7.5%
Atlassian, Inc. 0.625% 5/1/23 (a)	3,600	4,508
Citrix Systems, Inc. 0.5% 4/15/19	9,030	14,228
Everbridge, Inc. 1.5% 11/1/22	2,120	3,855
FireEye, Inc.:
0.875% 6/1/24 (a)	6,000	5,864
1.625% 6/1/35	8,040	7,329
Guidewire Software, Inc. 1.25% 3/15/25	3,000	3,232
HubSpot, Inc. 0.25% 6/1/22 (a)	1,990	3,139
Nice Systems, Inc. 1.25% 1/15/24	4,790	6,901
Nuance Communications, Inc.:
1% 12/15/35	7,090	6,552
1.25% 4/1/25	12,943	12,893
RealPage, Inc. 1.5% 11/15/22	750	1,170
Red Hat, Inc. 0.25% 10/1/19	4,030	8,073
RingCentral, Inc. 0% 3/15/23 (a)	4,010	5,034
ServiceNow, Inc. 0% 6/1/22	7,630	11,403
Workday, Inc.:
0.25% 10/1/22 (a)	8,000	9,539
1.5% 7/15/20	1,570	2,984
Zendesk, Inc. 0.25% 3/15/23 (a)	1,500	1,853
		108,557
Technology Hardware, Storage & Peripherals - 0.4%
Pure Storage, Inc. 0.125% 4/15/23 (a)	4,570	5,425

TOTAL INFORMATION TECHNOLOGY		430,245

MATERIALS - 1.0%
Metals & Mining - 1.0%
Allegheny Technologies, Inc. 4.75% 7/1/22	2,470	4,960
Cleveland-Cliffs, Inc. 1.5% 1/15/25	1,924	2,627
Endeavour Mining Corp. 3% 2/15/23 (a)	4,260	3,978
SSR Mining, Inc. 2.875% 2/1/33	2,935	2,884
		14,449
REAL ESTATE - 1.5%
Real Estate Management & Development - 1.5%
Extra Space Storage LP 3.125% 10/1/35 (a)	17,400	19,105
Redfin Corp. 1.75% 7/15/23	2,470	2,288
		21,393
UTILITIES - 3.0%
Independent Power and Renewable Electricity Producers - 3.0%
NextEra Energy Partners LP 1.5% 9/15/20 (a)	8,750	8,943
NRG Energy, Inc. 2.75% 6/1/48 (a)	9,979	10,230
NRG Yield, Inc.:
3.25% 6/1/20 (a)	7,650	7,640
3.5% 2/1/19 (a)	16,645	16,624
		43,437
TOTAL CONVERTIBLE BONDS
(Cost $846,836)		901,822

U.S. Treasury Obligations - 12.1%
U.S. Treasury Notes 2.375% 1/31/23
(Cost $173,512)	176,334	173,625
	Shares	Value (000s)

Common Stocks - 6.2%
CONSUMER DISCRETIONARY - 0.5%
Media - 0.5%
Comcast Corp. Class A	200,200	$7,405
CONSUMER STAPLES - 0.8%
Food & Staples Retailing - 0.4%
Walmart, Inc.	67,600	6,480
Tobacco - 0.4%
Altria Group, Inc.	96,000	5,618

TOTAL CONSUMER STAPLES		12,098

ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Enterprise Products Partners LP	199,200	5,697
HEALTH CARE - 0.2%
Pharmaceuticals - 0.2%
Roche Holding AG sponsored ADR	100,000	3,096
INFORMATION TECHNOLOGY - 1.6%
Communications Equipment - 0.5%
Cisco Systems, Inc.	157,600	7,529
Software - 0.4%
Salesforce.com, Inc. (e)	38,078	5,814
Technology Hardware, Storage & Peripherals - 0.7%
Apple, Inc.	44,800	10,198

TOTAL INFORMATION TECHNOLOGY		23,541

MATERIALS - 0.8%
Chemicals - 0.8%
DowDuPont, Inc.	152,900	10,723
REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Simon Property Group, Inc.	50,900	9,316
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.5%
Verizon Communications, Inc.	136,600	7,427
Wireless Telecommunication Services - 0.5%
T-Mobile U.S., Inc. (e)	108,884	7,191

TOTAL TELECOMMUNICATION SERVICES		14,618

UTILITIES - 0.2%
Electric Utilities - 0.2%
Vistra Energy Corp. (e)	126,160	2,970
TOTAL COMMON STOCKS
(Cost $75,233)		89,464

Convertible Preferred Stocks - 18.7%
CONSUMER STAPLES - 2.3%
Food Products - 2.3%
Bunge Ltd. 4.875%	222,900	23,513
Post Holdings, Inc. Series C, 2.50%	54,600	9,705
		33,218
ENERGY - 0.6%
Energy Equipment & Services - 0.2%
Nabors Industries, Inc. Series A, 6.00%	64,000	2,778
Oil, Gas & Consumable Fuels - 0.4%
Hess Corp. Series A, 8.00%	86,100	6,439

TOTAL ENERGY		9,217

FINANCIALS - 4.4%
Banks - 4.4%
Bank of America Corp. Series L, 7.25%	21,188	27,734
Wells Fargo & Co. 7.50%	27,663	35,879
		63,613
HEALTH CARE - 1.7%
Health Care Equipment & Supplies - 1.7%
Becton, Dickinson & Co. Series A, 6.125%	366,600	24,053
INDUSTRIALS - 1.7%
Electrical Equipment - 1.3%
Fortive Corp. Series A, 5.00%	17,290	18,585
Machinery - 0.4%
Rexnord Corp. Series A, 5.75%	41,837	2,564
Stanley Black & Decker, Inc. 5.375%	32,300	3,499
		6,063

TOTAL INDUSTRIALS		24,648

REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Crown Castle International Corp. Series A, 6.875%	7,900	8,704
UTILITIES - 7.4%
Electric Utilities - 3.3%
NextEra Energy, Inc. 6.123%	313,000	17,983
Vistra Energy Corp. 7.00%	321,200	30,219
		48,202
Gas Utilities - 0.3%
South Jersey Industries, Inc. 7.25%	68,000	3,676
Multi-Utilities - 3.8%
CenterPoint Energy, Inc. 2.00% ZENS	446,350	19,483
Dominion Resources, Inc. Series A, 6.75%	225,400	10,598
Sempra Energy Series A, 6.00%	236,200	24,205
		54,286

TOTAL UTILITIES		106,164

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $254,278)		269,617

Money Market Funds - 0.2%
Fidelity Cash Central Fund, 1.97% (f)
(Cost $2,588)	2,587,718	2,588
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $1,352,447)		1,437,116
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,988
NET ASSETS - 100%		$1,439,104

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $304,879,000 or 21.2% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Non-income producing - Security is in default.

 (d) Level 3 security

 (e) Non-income producing

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$211
Fidelity Securities Lending Cash Central Fund	2
Total	$213

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$7,405	$7,405	$--	$--
Consumer Staples	45,316	12,098	33,218	--
Energy	14,914	5,697	9,217	--
Financials	63,613	--	63,613	--
Health Care	27,149	3,096	24,053	--
Industrials	24,648	--	24,648	--
Information Technology	23,541	23,541	--	--
Materials	10,723	10,723	--	--
Real Estate	18,020	9,316	8,704	--
Telecommunication Services	14,618	14,618	--	--
Utilities	109,134	2,970	106,164	--
Corporate Bonds	901,822	--	901,222	600
U.S. Government and Government Agency Obligations	173,625	--	173,625	--
Money Market Funds	2,588	2,588	--	--
Total Investments in Securities:	$1,437,116	$92,052	$1,344,464	$600

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Independence Fund

August 31, 2018

FRE-QTLY-1018
1.805765.114

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.3%
Diversified Consumer Services - 1.0%
New Oriental Education & Technology Group, Inc. sponsored ADR	194,000	$15,248
Service Corp. International	349,300	14,657
Weight Watchers International, Inc. (a)	142,200	10,651
		40,556
Hotels, Restaurants & Leisure - 1.7%
McDonald's Corp.	324,300	52,611
Royal Caribbean Cruises Ltd.	123,900	15,188
		67,799
Household Durables - 0.6%
D.R. Horton, Inc.	531,200	23,644
Internet & Direct Marketing Retail - 5.1%
Amazon.com, Inc. (a)	80,400	161,822
Netflix, Inc. (a)	125,100	45,997
		207,819
Media - 0.3%
Sirius XM Holdings, Inc. (b)	1,837,900	13,049
Multiline Retail - 0.7%
Dollar Tree, Inc. (a)	368,500	29,668
Specialty Retail - 2.8%
Best Buy Co., Inc.	216,200	17,201
Home Depot, Inc.	370,200	74,325
TJX Companies, Inc.	194,500	21,389
		112,915
Textiles, Apparel & Luxury Goods - 1.1%
PVH Corp.	325,800	46,642

TOTAL CONSUMER DISCRETIONARY		542,092

CONSUMER STAPLES - 4.9%
Beverages - 2.1%
Constellation Brands, Inc. Class A (sub. vtg.)	127,700	26,587
Fever-Tree Drinks PLC	127,939	6,175
Monster Beverage Corp. (a)	898,900	54,734
		87,496
Food & Staples Retailing - 0.8%
Costco Wholesale Corp.	137,900	32,149
Food Products - 0.9%
Post Holdings, Inc. (a)	236,600	23,012
The J.M. Smucker Co.	135,900	14,049
		37,061
Household Products - 0.3%
Spectrum Brands Holdings, Inc.	161,200	14,000
Personal Products - 0.8%
elf Beauty, Inc. (a)(b)	865,100	12,016
Unilever NV (Certificaten Van Aandelen) (Bearer)	336,100	19,326
		31,342

TOTAL CONSUMER STAPLES		202,048

ENERGY - 5.7%
Energy Equipment & Services - 0.3%
Baker Hughes, a GE Co. Class A	415,800	13,709
Oil, Gas & Consumable Fuels - 5.4%
Anadarko Petroleum Corp.	664,000	42,762
ConocoPhillips Co.	382,700	28,102
Continental Resources, Inc. (a)	265,600	17,516
Devon Energy Corp.	652,700	28,020
Enterprise Products Partners LP	379,800	10,862
EOG Resources, Inc.	448,800	53,062
Pioneer Natural Resources Co.	94,900	16,579
Suncor Energy, Inc.	537,900	22,143
		219,046

TOTAL ENERGY		232,755

FINANCIALS - 13.1%
Banks - 6.0%
Bank of America Corp.	1,919,300	59,364
Citigroup, Inc.	573,000	40,821
JPMorgan Chase & Co.	662,200	75,875
SunTrust Banks, Inc.	227,300	16,720
Wells Fargo & Co.	942,200	55,100
		247,880
Capital Markets - 4.4%
BlackRock, Inc. Class A	106,000	50,780
Charles Schwab Corp.	599,300	30,438
MSCI, Inc.	132,300	23,848
Northern Trust Corp.	135,300	14,539
PJT Partners, Inc.	205,700	11,914
S&P Global, Inc.	93,900	19,442
The Blackstone Group LP	794,900	29,340
		180,301
Insurance - 2.7%
American International Group, Inc.	372,800	19,822
Chubb Ltd.	362,400	49,011
The Travelers Companies, Inc.	304,800	40,112
		108,945

TOTAL FINANCIALS		537,126

HEALTH CARE - 15.0%
Biotechnology - 4.5%
Acorda Therapeutics, Inc. (a)	345,700	9,956
Alexion Pharmaceuticals, Inc. (a)	275,200	33,640
Alnylam Pharmaceuticals, Inc. (a)	76,261	9,355
Amgen, Inc.	215,900	43,139
Amicus Therapeutics, Inc. (a)(b)	1,171,735	15,795
Biogen, Inc. (a)	52,600	18,594
Intercept Pharmaceuticals, Inc. (a)	149,900	16,759
Regeneron Pharmaceuticals, Inc. (a)	54,000	21,965
TESARO, Inc. (a)(b)	122,600	3,978
Vertex Pharmaceuticals, Inc. (a)	66,500	12,263
		185,444
Health Care Equipment & Supplies - 3.1%
Becton, Dickinson & Co.	143,800	37,657
Boston Scientific Corp. (a)	1,614,200	57,401
Danaher Corp.	307,000	31,787
		126,845
Health Care Providers & Services - 4.5%
CVS Health Corp.	292,300	21,993
Humana, Inc.	165,900	55,288
Ryman Healthcare Group Ltd.	628,252	5,857
UnitedHealth Group, Inc.	374,100	100,431
		183,569
Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	271,400	18,330
Thermo Fisher Scientific, Inc.	165,100	39,475
		57,805
Pharmaceuticals - 1.5%
AstraZeneca PLC sponsored ADR	386,100	14,803
Jazz Pharmaceuticals PLC (a)	121,000	20,681
Mylan NV (a)	250,500	9,802
Nektar Therapeutics (a)	211,816	14,084
		59,370

TOTAL HEALTH CARE		613,033

INDUSTRIALS - 12.1%
Aerospace & Defense - 7.8%
Bombardier, Inc. Class B (sub. vtg.) (a)	4,718,800	15,585
General Dynamics Corp.	243,400	47,074
Huntington Ingalls Industries, Inc.	170,500	41,682
Lockheed Martin Corp.	84,800	27,171
Northrop Grumman Corp.	241,500	72,085
Raytheon Co.	248,200	49,501
United Technologies Corp.	490,800	64,638
		317,736
Airlines - 0.3%
American Airlines Group, Inc.	290,300	11,751
Commercial Services & Supplies - 0.3%
Copart, Inc. (a)	206,600	13,286
Construction & Engineering - 0.4%
Fluor Corp.	311,800	17,900
Industrial Conglomerates - 0.7%
General Electric Co.	2,280,180	29,506
Machinery - 0.9%
Flowserve Corp.	279,500	14,568
Xylem, Inc.	283,900	21,551
		36,119
Professional Services - 1.3%
CoStar Group, Inc. (a)	1,000	442
IHS Markit Ltd. (a)	956,575	52,612
		53,054
Road & Rail - 0.4%
Norfolk Southern Corp.	86,100	14,968

TOTAL INDUSTRIALS		494,320

INFORMATION TECHNOLOGY - 31.0%
Electronic Equipment & Components - 0.2%
IPG Photonics Corp. (a)	48,600	8,528
Internet Software & Services - 8.4%
2U, Inc. (a)	200,600	17,926
Alibaba Group Holding Ltd. sponsored ADR (a)	107,800	18,866
Alphabet, Inc.:
Class A (a)	161,500	198,936
Class C (a)	400	487
Facebook, Inc. Class A (a)	436,440	76,696
Shopify, Inc. Class A (a)	104,200	15,160
Tencent Holdings Ltd.	389,400	16,739
		344,810
IT Services - 4.0%
Adyen BV (c)	2,100	1,472
FleetCor Technologies, Inc. (a)	65,400	13,979
MasterCard, Inc. Class A	230,100	49,600
PayPal Holdings, Inc. (a)	415,000	38,317
Visa, Inc. Class A	407,100	59,799
		163,167
Semiconductors & Semiconductor Equipment - 3.0%
Broadcom, Inc.	116,400	25,495
NVIDIA Corp.	186,600	52,375
Qualcomm, Inc.	621,200	42,683
		120,553
Software - 12.3%
Adobe Systems, Inc. (a)	161,500	42,557
Autodesk, Inc. (a)	167,900	25,915
Citrix Systems, Inc. (a)	340,600	38,835
Electronic Arts, Inc. (a)	165,800	18,803
Intuit, Inc.	235,500	51,685
Microsoft Corp.	2,096,900	235,541
Nuance Communications, Inc. (a)	786,900	12,842
Salesforce.com, Inc. (a)	253,000	38,628
Tableau Software, Inc. (a)	158,700	17,752
Tanium, Inc. Class B (a)(d)(e)	98,100	666
Workday, Inc. Class A (a)	136,900	21,157
		504,381
Technology Hardware, Storage & Peripherals - 3.1%
Apple, Inc.	549,100	124,992

TOTAL INFORMATION TECHNOLOGY		1,266,431

MATERIALS - 2.4%
Chemicals - 2.1%
CF Industries Holdings, Inc.	250,800	13,029
DowDuPont, Inc.	685,400	48,067
LyondellBasell Industries NV Class A	233,700	26,357
		87,453
Metals & Mining - 0.3%
Newmont Mining Corp.	400,300	12,421

TOTAL MATERIALS		99,874

REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.4%
American Tower Corp.	389,100	58,023
UTILITIES - 0.3%
Electric Utilities - 0.3%
Vistra Energy Corp. (a)	430,877	10,143
TOTAL COMMON STOCKS
(Cost $2,769,834)		4,055,845

Convertible Preferred Stocks - 0.3%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Neutron Holdings, Inc. Series C (d)(e)	7,644,500	1,398
INFORMATION TECHNOLOGY - 0.3%
Internet Software & Services - 0.3%
Lyft, Inc.:
Series H (d)(e)	236,501	11,199
Series I (d)(e)	42,235	2,000
		13,199
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $12,798)		14,597

Money Market Funds - 1.2%
Fidelity Cash Central Fund, 1.97% (f)	21,614,888	21,619
Fidelity Securities Lending Cash Central Fund 1.98% (f)(g)	26,998,085	27,001
TOTAL MONEY MARKET FUNDS
(Cost $48,620)		48,620
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $2,831,252)		4,119,062
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(30,504)
NET ASSETS - 100%		$4,088,558

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,472,000 or 0.0% of net assets.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,263,000 or 0.4% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Lyft, Inc. Series H	11/22/17	$9,400
Lyft, Inc. Series I	6/27/18	$2,000
Neutron Holdings, Inc. Series C	7/3/18	$1,398
Tanium, Inc. Class B	4/21/17	$487

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$345
Fidelity Securities Lending Cash Central Fund	935
Total	$1,280

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$543,490	$542,092	$--	$1,398
Consumer Staples	202,048	182,722	19,326	--
Energy	232,755	232,755	--	--
Financials	537,126	537,126	--	--
Health Care	613,033	613,033	--	--
Industrials	494,320	494,320	--	--
Information Technology	1,279,630	1,249,026	16,739	13,865
Materials	99,874	99,874	--	--
Real Estate	58,023	58,023	--	--
Utilities	10,143	10,143	--	--
Money Market Funds	48,620	48,620	--	--
Total Investments in Securities:	$4,119,062	$4,067,734	$36,065	$15,263

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Financial Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Financial Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 29, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	October 29, 2018